Marketable Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ 29,415	$ (214,993)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(40,579)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 0